Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the followings:
	As of December 31,
	2020	2021
	RMB	RMB
Finished goods	311,316	422,627
Raw materials	128,059	153,724
Inventories	439,375	576,351